NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventories (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Inventories

Inventories

Inventories are stated at the lower of cost or market value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.